BLACKROCK FUNDS
SMALL CAP CORE EQUITY PORTFOLIO
ANNUAL REPORT TO SHAREHOLDERS
SEPTEMBER 30, 2002

                    BLACKROCK SMALL CAP CORE EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/02):   $0.8 million

PERFORMANCE BENCHMARK:        Russell 2000 Index

INVESTMENT APPROACH:          Pursues long-term capital appreciation by
                              investing in stocks and market sectors within the small cap universe. The Manager initially screens for stocks from a market universe of companies with market capitalization above $100 million but below $2.5 billion. The Portfolio will invest in stocks that the Manager believes offer attractive returns through capital appreciation. The Manager uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.


RECENT PORTFOLIO MANAGEMENT ACTIVITY:

o In response to the market deterioration at the beginning of the annual period, the Federal Reserve cut interest rates 1.25%, leaving the Fed Funds target rate at 40 year lows. Consequently, equity markets experienced a turnaround on the belief that an end to the recession was near. In anticipation of an economic recovery, investors sought exposure to cyclical sectors as technology significantly outperformed. However, hopes for a recovering economy were soon followed by worries over corporate accounting practices and increased violence in the Middle East. This ultimately drove investors away from growth stocks in favor of companies trading at attractive values relative to their earnings. Small cap stocks, as measured by the RUSSELL 2000 INDEX, outpaced large caps during the annual period. However, the divergence between growth and value securities in the overall market was also seen in the small cap universe, as value stocks remained in favor for the majority of the period. The Portfolio, which commenced operation on January 2, 2002, was not affected by the initial rally in growth stocks over the final quarter of 2001.

o Throughout the period, a concentration on company earnings relative to stock valuations contributed positively to performance and helped the Portfolio outperform the benchmark. Midway through the period, the Portfolio benefited from positive stock selection within the consumer non-cyclical, health care products and drugs and retail sectors. These areas showed signs of pricing leverage and more earnings visibility, which proved to be catalysts in unlocking the value in many of our holdings in these sectors. Our extremely limited exposure to the biotechnology industry also benefited performance as this area underperformed in the final months of the period. Pressuring overall performance was exposure to the technology, consumer cyclicals and services sectors, all of which posted poor returns. Also, our underweight to the REIT sector hurt relative performance, as this sector benefited from the declines in the markets and increased market volatility.

o The expectations over the final months of 2001 for a near-term economic turnaround have not materialized and earnings visibility is limited in many areas of the market. As a result, the Portfolio is evenly exposed to companies with more earnings visibility and to more speculative areas of the market, as we believe that earnings estimates for the rest of the year remain too optimistic. During the period, we increased positions in healthcare and consumer non-cyclicals, and reduced our allocation to technology. At the end of the period, the Portfolio's biggest overweights were in healthcare products and providers and consumer non-cyclicals. Relative to the benchmark, we remain bearish, or underweight, in technology, REITs and consumer services.

Although the Portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2002, the Portfolio is actively managed and the composition will vary.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP CORE EQUITY PORTFOLIO AND THE RUSSELL 2000 INDEX FROM INCEPTION AND AT YEAR END.



                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

             Institutional   Service    Investor A   Investor B  Investor C     Russell 2000 Index
                 Class        Class        Class       Class       Class              Class
1/2/02          $10,000     $10,000     $ 9,500      $10,000     $10,000             $10,000
1/31/02           9,940       9,940       9,443        9,940       9,940               9,916
2/28/02          10,030      10,030       9,529       10,030      10,030               9,564
3/31/02          10,680      10,680      10,146       10,680      10,680              10,333
4/30/02          10,811      10,811      10,270       10,811      10,811              10,427
5/31/02          10,230      10,230       9,719       10,230      10,230               9,964
6/30/02          10,010      10,010       9,510       10,010      10,010               9,470
7/31/02           8,660       8,660       8,227        8,660       8,660               8,040
8/31/02           8,649       8,649       8,217        8,649       8,649               8,019
9/30/02           8,349       8,349       7,932        7,974       8,266               7,443

                            Performance as of 9/30/02

--------------------------------------------------------------------------------
                                  TOTAL RETURN
                                                               From Inception
  Institutional Class                                             (16.50)%
  Service Class                                                   (16.50)%
  Investor A Class (Load Adjusted)                                (20.70)%
  Investor A Class (NAV)                                          (16.50)%
  Investor B Class (Load Adjusted)                                (20.30)%
  Investor B Class (NAV)                                          (16.50)%
  Investor C Class (Load Adjusted)                                (17.34)%
  Investor C Class (NAV)                                          (16.50)%
--------------------------------------------------------------------------------

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         SMALL CAP CORE EQUITY PORTFOLIO


AS OF SEPTEMBER 30, 2002



                                                            NUMBER
                                                           OF SHARES   VALUE
                                                           ---------  --------

COMMON STOCKS -- 94.6%

AEROSPACE -- 5.6%
  DRS Technologies, Inc.(b)                                    200    $  7,444
  GenCorp, Inc.                                              1,400      14,070
  Teledyne Technologies, Inc.(b)                               400       7,264
  United Defense Industries, Inc.(b)                           600      14,160
                                                                      --------
                                                                        42,938
                                                                      --------

BANKS -- 9.4%
  Bay View Capital Corp.(b)                                    950       5,387
  Colonial BancGroup, Inc.                                   1,000      12,400
  Flagstar Bancorp, Inc.                                       950      19,665
  Hudson United Bancorp                                        400      10,640
  Sky Financial Group, Inc.                                    400       7,964
  W Holding Co., Inc.                                          500       8,150
  Webster Financial Corp.                                      250       8,395
                                                                      --------
                                                                        72,601
                                                                      --------

BEVERAGES & BOTTLING -- 1.3%
  PepsiAmericas, Inc.                                          700       9,940
                                                                      --------

BUSINESS SERVICES -- 2.0%
  Aviall, Inc.(b)                                              400       4,076
  Global Payments, Inc.                                        300       7,680
  Tetra Tech, Inc.(b)                                          500       3,995
                                                                      --------
                                                                        15,751
                                                                      --------

CHEMICALS -- 4.6%
  Cambrex Corp.                                                350      12,880
  Church & Dwight Co., Inc.                                    200       6,630
  Lyondell Chemical Co.                                        600       7,164
  Minerals Technologies, Inc.                                  100       3,707
  Olin Corp.                                                   300       4,914
                                                                      --------
                                                                        35,295
                                                                      --------

COMPUTER & OFFICE EQUIPMENT -- 1.6%
  Ikon Office Solutions, Inc.                                  900       7,092
  Zebra Technologies Corp. - Class A(b)                        100       5,269
                                                                      --------
                                                                        12,361
                                                                      --------

COMPUTER SOFTWARE & SERVICES-- 0.9%
  Hyperion Solutions Corp.(b)                                  200       3,670
  Magma Design Automation, Inc.(b)                             400       3,568
                                                                      --------
                                                                         7,238
                                                                      --------

ENTERTAINMENT & LEISURE -- 3.2%
  Brass Eagle, Inc.(b)                                       1,600      10,366
  Station Casinos, Inc.(b)                                     500       8,505
  WMS Industries, Inc.(b)                                      400       5,640
                                                                      --------
                                                                        24,511
                                                                      --------

FINANCE -- 4.1%
  American Home Mortgage Holdings, Inc.                      2,100      23,163
                                                                      --------


                                                            NUMBER
                                                           OF SHARES   VALUE
                                                           ---------  --------

COMMON STOCKS (CONTINUED)

FINANCE (CONTINUED)
  Raymond James Financial, Inc.                                300    $  8,121
                                                                      --------
                                                                        31,284
                                                                      --------

FOOD & AGRICULTURE -- 4.6%
  Bunge Ltd.                                                   400       9,680
  Delta & Pine Land Co.                                        700      13,118
  Hain Celestial Group, Inc.(b)                                300       4,395
  The Scotts Co. - Class A(b)                                  200       8,338
                                                                      --------
                                                                        35,531
                                                                      --------

INSURANCE -- 5.2%
  IPC Holdings Ltd.(b)                                         700      20,559
  Scottish Annuity & Life Holdings Ltd.                        400       6,820
  W.R. Berkley Corp.                                           375      12,750
                                                                      --------
                                                                        40,129
                                                                      --------

MACHINERY & HEAVY EQUIPMENT -- 0.9%
  Cummins, Inc.                                                300       7,086
                                                                      --------

MANUFACTURING -- 4.0%
  Pittston Brink's Group                                       300       6,720
  Quicksilver, Inc.(b)                                         300       6,777
  The Dial Corp.                                               800      17,168
                                                                      --------
                                                                        30,665
                                                                      --------

MEDICAL & MEDICAL SERVICES -- 15.6%
  Accredo Health, Inc.(b)                                      250      11,920
  Alliance Imaging, Inc.(b)                                    400       4,784
  Charles River Laboratories International, Inc.(b)            600      23,550
  Henry Schein, Inc.(b)                                        200      10,550
  Inveresk Research Group, Inc.(b)                           1,300      24,570
  LifePoint Hospitals, Inc.(b)                                 500      15,594
  Protein Design Labs, Inc.(b)                                 600       4,980
  Renal Care Group, Inc.(b)                                    500      16,445
  VCA Antech, Inc.(b)                                          600       7,404
                                                                      --------
                                                                       119,797
                                                                      --------

MEDICAL INSTRUMENTS & SUPPLIES-- 4.9%
  Edwards Lifesciences Corp.(b)                                700      17,913
  Ocular Sciences, Inc.(b)                                     400       9,344
  The Cooper Cos., Inc.                                        200      10,500
                                                                      --------
                                                                        37,757
                                                                      --------

OIL & GAS -- 7.2%
  Energen Corp.                                                500      12,655
  Harvest Natural Resources, Inc.(b)                         2,800      15,204
  Patina Oil & Gas Corp.                                       250       7,125
  Pride International, Inc.(b)                                 900      11,700
  Range Resources Corp.                                      1,800       8,424
                                                                      --------
                                                                        55,108
                                                                      --------

PERSONAL SERVICES -- 2.0%
  Sylvan Learning Systems, Inc.(b)                           1,100      15,048
                                                                      --------

See Accompanying Notes to Financial Statements.

                                BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         SMALL CAP CORE EQUITY PORTFOLIO


AS OF SEPTEMBER 30, 2002

                                                            NUMBER
                                                           OF SHARES   VALUE
                                                           ---------  --------

COMMON STOCKS (CONTINUED)

PHARMACEUTICALS -- 2.9%
  aaiPharma, Inc.(b)                                           450    $  5,396
  Taro Pharmaceutical Industries Ltd.(b)                       500      16,875
                                                                      --------
                                                                        22,271
                                                                      --------

RAILROAD & SHIPPING -- 0.9%
  RailAmerica, Inc.(b)                                       1,000       7,250
                                                                      --------

REAL ESTATE -- 3.3%
  Healthcare Realty Trust, Inc.                                400      12,440
  Universal Health Realty Income Trust                         500      12,975
                                                                      --------
                                                                        25,415
                                                                      --------

RESTAURANTS -- 1.9%
  Jack in the Box, Inc.(b)                                     650      14,820
                                                                      --------

RETAIL MERCHANDISING -- 6.5%
  Action Performance Cos., Inc.                                200       5,140
  AnnTaylor Stores Corp.(b)                                    400       9,212
  Big 5 Sporting Goods Corp.(b)                                300       3,075
  Charming Shoppes, Inc.(b)                                  1,200       8,100
  Reebok International Ltd.(b)                                 400      10,020
  Regis Corp.                                                  500      14,145
                                                                      --------
                                                                        49,692
                                                                      --------

SEMICONDUCTORS & RELATED DEVICES -- 0.4%
  Asyst Technologies, Inc.(b)                                  500       3,020
                                                                      --------

WASTE MANAGEMENT -- 1.6%
  Allied Waste Industries, Inc.(b)                             700       5,145
  Waste Connections, Inc.(b)                                   200       6,958
                                                                      --------
                                                                        12,103
                                                                      --------

TOTAL COMMON STOCKS
  (Cost $743,078)                                                      727,611
                                                                      --------

SHORT TERM INVESTMENTS -- 5.4%
  Galileo Money Market Fund
  (Cost $41,589)                                            41,589      41,589
                                                                      --------

TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $784,667(a))                                                  $769,200
                                                                      ========

----------------
(a) Cost for Federal income tax purposes is $788,309. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation                                         $ 40,685
Gross unrealized depreciation                                          (59,794)
                                                                      --------
                                                                      $(19,109)
                                                                      ========

(b)  Non-income producing security.

See Accompanying Notes to Financial Statements.

                                 BLACKROCK FUNDS
                       STATEMENT OF ASSETS AND LIABILITIES
                         SMALL CAP CORE EQUITY PORTFOLIO

September 30, 2002
ASSETS
    Investments at value (Cost $784,667)                                                  $769,200
    Cash                                                                                    40,038
    Dividends receivable                                                                       162
    Interest receivable                                                                         52
    Investments sold receivable                                                              5,615
    Receivable from advisor                                                                 24,138
                                                                                          --------
           TOTAL ASSETS                                                                    839,205
                                                                                          --------

LIABILITIES
    Transfer agent fees payable                                                                 42
    Other accrued expenses payable                                                           3,773
                                                                                          --------
           TOTAL LIABILITIES                                                                 3,815
                                                                                          --------


NET ASSETS (Applicable to 100,010 Institutional shares, 10 Service shares,
    10 Investor A shares, 10 Investor B shares and 10 Investor C shares outstanding)      $835,390
                                                                                          ========


NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    PER INSTITUTIONAL SHARE ( $835,054 / 100,010 )                                           $8.35
                                                                                          ========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    PER SERVICE SHARE ( $84 / 10 )                                                           $8.35
                                                                                          ========

NET ASSET VALUE AND REDEMPTION PRICE
    PER INVESTOR A SHARE ( $84 / 10 )                                                        $8.35
                                                                                          ========

MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
    ( $8.35 / 0.950 )                                                                        $8.79
                                                                                          ========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    (subject to a maximum contingent deferred sales charge of 4.5%)
    PER INVESTOR B SHARE ( $84 / 10 )                                                        $8.35
                                                                                          ========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    (subject to a maximum contingent deferred sales charge of 1.0%)
    PER INVESTOR C SHARE ( $84 / 10 )                                                        $8.35
                                                                                          ========


                 See Accompanying Notes to Financial Statements

BLACKROCK FUNDS
SMALL CAP CORE EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                              For the Period
                                                            01/02/02 (a) through
                                                                 09/30/02
                                                            --------------------

Investment Income:
     Interest                                                   $     526
     Dividend                                                       4,533
                                                                ---------
        Total investment income                                     5,059
                                                                ---------

Expenses:
     Investment advisory fee                                        7,207
     Administration fee                                             1,658
     Custodian fee                                                 14,227
     Transfer agent fee                                               216
     Legal and audit                                               25,611
     Printing                                                      17,237
     Trustees' fees                                                    24
     Other                                                          3,994
                                                                ---------
                                                                   70,174
Fees waived                                                        (8,865)
Expenses reimbursed by advisor                                    (51,940)
                                                                ---------
        Total operating expenses                                    9,369
                                                                ---------
Net investment loss                                                (4,310)
                                                                ---------


Realized and unrealized gain (loss) on investments:
   Net realized loss from investments                            (145,333)
   Change in unrealized depreciation from investments             (15,467)
                                                                ---------
Net loss on investments                                          (160,800)
                                                                ---------

Net decrease in net assets resulting from operations            $(165,110)
                                                                =========

--------------------------------------------------------------------------------

(a) Commencement of operations.


                 See Accompanying Notes to Financial Statements

BLACKROCK FUNDS
SMALL CAP CORE EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                               For the Period
                                                            01/02/02 (a) through
Increase in net assets:                                          09/30/02
                                                            --------------------

Operations:

     Net investment loss                                       $    (4,310)

     Net realized loss on investments                             (145,333)

     Net unrealized loss on investments                            (15,467)
                                                               -----------

     Net decrease in net assets resulting from operations         (165,110)
                                                               -----------

Capital share transactions:
     Shares sold                                                 1,000,500
                                                               -----------

     Total increase in net assets                                  835,390
                                                               -----------


Net assets:

   Beginning of period                                                   -
                                                               -----------

   End of period                                               $   835,390
                                                               ===========


--------------------------------------------------------------------------------

(a) Commencement of operations.

                 See Accompanying Notes to Financial Statements

BLACKROCK FUNDS
SMALL CAP CORE EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      INSTITUTIONAL CLASS     SERVICE CLASS       INVESTOR A CLASS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                          For the Period        For the Period       For the Period
                                                                     01/02/02 (a) through  01/02/02 (a) through 01/02/02 (a) through
                                                                           09/30/02             09/30/02             09/30/02
                                                                        ---------------       --------------       --------------
PER SHARE OPERATING
     PERFORMANCE:

Net asset value, beginning of period                                      $ 10.00                $ 10.00              $ 10.00
                                                                          -------                -------              -------

     Net investment loss                                                    (0.04)                     -                    -
     Net realized and unrealized loss on investments                        (1.61)                 (1.65)               (1.65)
                                                                          -------                -------              -------
         Net decrease from investment operations                            (1.65)                 (1.65)               (1.65)
                                                                          -------                -------              -------

     Distributions from net investment income                                   -                      -                    -
     Distributions from net realized gains                                      -                      -                    -
                                                                          -------                -------              -------
          Total distributions                                                   -                      -                    -
                                                                          -------                -------              -------

     Net asset value, end of period                                       $  8.35                $  8.35              $  8.35
                                                                          =======                =======              =======

TOTAL  RETURN                                                              (16.50)%               (16.50)%            (16.50)(c)

RATIOS / SUPPLEMENTAL DATA

Net assets end of period (in thousands)                                   $   835                $     -              $     -

Ratio of expenses to average net assets                                     1.30% (b)              1.60% (b)            1.77% (b)
Ratio of expenses to average net assets (excluding waivers)                 2.53% (b)              2.83% (b)            3.00% (b)

Ratio of net investment income to average net assets                        (0.60)(b)              (0.90)(b)            (1.07)(b)
Ratio of net investment income to average net assets (excluding waivers)    (1.83)(b)              (2.13)(b)            (2.30)(b)

Portfolio turnover                                                           233%                   233%                 233%

                                                                          INVESTOR B CLASS     INVESTOR C CLASS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                             For the Period       For the Period
                                                                        01/02/02 (a) through 01/02/02 (a) through
                                                                             09/30/02             09/30/02
                                                                           --------------       --------------
PER SHARE OPERATING
     PERFORMANCE:

Net asset value, beginning of period                                            $ 10.00             $ 10.00
                                                                                -------             -------

     Net investment loss                                                              -                   -
     Net realized and unrealized loss on investments                              (1.65)              (1.65)
                                                                                -------             -------
         Net decrease from investment operations                                  (1.65)              (1.65)
                                                                                -------             -------

     Distributions from net investment income                                         -                   -
     Distributions from net realized gains                                            -                   -
                                                                                -------             -------
          Total distributions                                                         -                   -
                                                                                -------             -------

     Net asset value, end of period                                             $  8.35             $  8.35
                                                                                =======             =======

TOTAL  RETURN                                                                    (16.50)(d)          (16.50)(d)

RATIOS / SUPPLEMENTAL DATA

Net assets end of period (in thousands)                                         $     -             $     -

Ratio of expenses to average net assets                                           2.52% (b)           2.52% (b)
Ratio of expenses to average net assets (excluding waivers)                       3.75% (b)           3.75% (b)

Ratio of net investment income to average net assets                              (1.82)(b)           (1.82)(b)
Ratio of net investment income to average net assets (excluding waivers)          (3.05)(b)           (3.05)(b)

Portfolio turnover                                                                 233%                233%

--------------------------------------------------------------------------------

(a) Commencement of operations.
(b) Annualized.
(c) Sales load not reflected in total return.
(d) Contingent deferred sales load not reflected in total return.

                 See Accompanying Notes to Financial Statements

BLACKROCK FUNDS
SMALL CAP CORE EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


     BlackRock Funds SM (the "Fund") was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 40 publicly-offered investment portfolios. These financial statements relate to the Fund's Small Cap Core Equity Portfolio (the "Portfolio"). The Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Shares of all classes of the Portfolio represent equal pro rata interest in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the class-specific fee arrangement as provided under the fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

Portfolio                                                     Share Classes
                Institutional               Service            Investor A               Investor B            Investor C
------------------------------------------------------------------------------------------------------------------------------
           Contractual   Actual   Contractual   Actual   Contractual  Actual     Contractual   Actual    Contractual   Actual
           Fees          Fees(4)  Fees(1)       Fees(4)  Fees(2)      Fees (4)   Fees(3)       Fees(4)   Fees(3)       Fees(4)
------------------------------------------------------------------------------------------------------------------------------
Small
 Cap
 Core
Equity     None          None       0.30%        0.30%     0.50%       0.40%       1.15%        1.15%       1.15%        1.15%
------------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of September 30, 2002.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION: Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price.

BLACKROCK FUNDS
SMALL CAP CORE EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

Portfolio securities which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values for such securities on their respective exchanges. If no sales are reported, as in the case of some securities traded over-the-counter, Portfolio securities are valued at the mean between the last reported bid and asked prices, or on the basis of quotations provided by a pricing service or dealer, which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. An option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time). Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Fund's Board of Trustees. As of September 30, 2002, there were no securities valued in accordance with such fair value procedures.

     DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared and paid quarterly for the Portfolio. Net realized capital gains, if any, are distributed at least annually.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold and the related gain or loss is determined by use of specific identification method for both financial reporting and federal income purposes. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Dividends are recorded on the ex-dividend date.


     REPURCHASE AGREEMENTS: Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     FUTURES TRANSACTIONS: The Portfolio may invest in financial futures contracts solely for the purposes of hedging their existing portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Portfolio may invest in futures contracts and options on futures contracts to commit

BLACKROCK FUNDS
SMALL CAP CORE EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

funds awaiting investments in stocks or to maintain cash liquidity or for other hedging purposes. The Portfolios' futures contracts obligate the portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction. There were no futures contracts held at September 30, 2002.

     OPTION WRITING/PURCHASING: The Portfolio may write or purchase in financial options contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolio writes or purchases an option, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or loss on investment transactions. The Portfolio as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no option contracts held at September 30, 2002.

     SECURITIES LENDING: Through an agreement with PFPC Trust Co., the Portfolio may lend portfolio securities to certain brokers, dealers or other financial institutions that pay the Portfolio a negotiated fee. Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% of the market value of the securities on loan. However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day's

BLACKROCK FUNDS
SMALL CAP CORE EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

market fluctuations and the current day's lending activity. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These may include the Institutional Money Market Trust (the "Trust"), a portfolio of money market securities advised by BlackRock Capital Management, Inc., or high-quality, short-term instruments with a maturity not to exceed 397 days. BlackRock Capital Management, Inc., a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Trust, but receives no fees for these services. Administrative and accounting services are provided by PFPC, Inc., an indirect wholly-owned subsidiary of the PNC Financial Services Group, Inc. PFPC is paid a fee from the Trust at an annual rate not to exceed 0.10% of the Trust's average daily net assets. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. There were no portfolio securities on loan at September 30, 2002.

     OTHER: Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.


(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolio. For their advisory services, BlackRock is entitled to receive fees, computed daily and paid monthly, at the annual rate of 1.00% of the first $1 billion, .95% of the next $1 billion, .90% of the next $1 billion and .85% of net assets in excess of $3 billion based on the Portfolio's average daily net assets.

     For the period ended September 30, 2002, advisory fees and waivers for the Portfolio were as follows:

              GROSS                                               NET
            ADVISORY                                           ADVISORY
               FEE                    WAIVER                      FEE
               ---                    ------                      ---

              $7,207                  $7,207                      $ -

      In the interest of limiting the expenses of the Portfolio, BlackRock and the Fund have entered into an expense limitation agreement effective February 1, 1999. The agreement sets a

BLACKROCK FUNDS
SMALL CAP CORE EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

limit on certain of the operating expenses of the Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

      If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     At September 30,2002, the expense limits as a percentage of average daily net assets and amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

                                                  Expense
                                                Limitation       Expiring            Expiring    Total Waivers Subject
                                                Percentage    January 31, 2004  January 31, 2005   to Reimbursement
                                                ----------    ----------------  ----------------   ----------------

Small Cap Core Equity Portfolio.................  1.125%           $785            $6,422            $7,207

     BlackRock pays BFM fees for its sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the Fund. For theses services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio, at the following annual rates: 0.085% of the first $500 million, 0.075% of the next $500 million and 0.065% of assets in excess of $1 billion. In addition, the Portfolio is charged an administration fee based on the following percentage of average daily net assets of the Portfolio: 0.145% of the first $500 million, 0.135% of the next $500 million and 0.125% of assets in excess of $1 billion. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for the Portfolio.

BLACKROCK FUNDS
SMALL CAP CORE EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

For the period ended September 30, 2002, administration fees and waivers for the Portfolio were as follows:

                  GROSS                                             NET
             ADMINISTRATION                                   ADMINISTRATION
                  FEE                   WAIVER                      FEE
                  ---                   ------                      ---

                 $1,658                $1,658                      $ -


     PFPC Trust Co., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for the Portfolio. PFPC serves as transfer and dividend disbursing agent.

(C) PORTFOLIO SECURITIES

     Purchases and sales of investment securities, other than short-term and government securities, for the period ended September 30, 2002 were $3,001,523 and $2,113,112 respectively.

 (D) CAPITAL SHARES

     Transactions in capital shares were as follows:
                                                                For the
                                                                 Period
                                                          1/2/02 (a) through
                                                                 9/30/02
                                                                 -------

Shares sold...............................................       100,050

     As of September 30, 2002, BlackRock Funding, Inc., a wholly-owned subsidiary of BlackRock held approximately 100% of the outstanding shares of the Portfolio.

(a)      Commencement of operations.


(E) AT SEPTEMBER 30, 2002, NET ASSETS CONSISTED OF:

         Capital paid-in--------------------------------------------- $996,190
         Undistributed (accumulated) net investment income (loss)----        -
         Accumulated net realized loss on investment transactions---- (145,333) Net unrealized depreciation on investment transactions------ (15,467)
                                                                     ---------
                                                                      $835,390
                                                                      ========

BLACKROCK FUNDS
SMALL CAP CORE EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

(F) FEDERAL TAX INFORMATION

     No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes. Short-term capital gain and foreign currency distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for federal tax purposes. There were no short-term or long-term capital gain distributions for the period ended September 30, 2002.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of September 30, 2002, attributable to certain net operating losses which for tax purposes, are not available to offset future income, were reclassified to the following accounts:

                                                      Increase/
                                                     (Decrease)      Increase
                                                     Accumulated   Undistributed
                                      Decrease      Net Realized  Net Investment
                                   Paid in-Capital   Gain (Loss)      Income
                                   ---------------  ------------  --------------

Small Cap Core Equity Portfolio       $(4,310)        $     -      $4,310

These reclassifications had no effect on net assets or net asset value per share.


     As of September 30, 2002, the components of distributable earnings/(accumulated losses) were as follows:


                                  Undistributed  Undistributed      Capital        Post-
                                    Ordinary       Long-Term         Loss         October
                                     Income      Capital Gain    Carryforwards    Losses
                                  -------------  --------------  -------------    -------

Small Cap Core Equity Portfolio       $  -           $  -          $(141,691)       $ -

BLACKROCK FUNDS
SMALL CAP CORE EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

     Post-October losses represent losses realized on investment transactions from November 1, 2001 through September 30, 2002 that, in accordance with Federal income tax regulations, the Portfolios defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.



     At September 30, 2002, the Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:


                                                   EXPIRING SEPTEMBER 30
                                                   ---------------------
                                                           2010
                                                           ----

Small Cap Core Equity Portfolio                         $ 141,691

[LOGO OMITTED]
PRICEWATERHOUSECOOPERS

                                                PricewaterhouseCoopers LLP
                                                Two Commerce Square, Suite 1700
                                                2001 Market Street
                                                Philadelphia PA 19103-7042
                                                Telephone (267) 330 3000
                                                Facsimile (267) 330 3300


                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of BlackRock Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock Small Cap Core Equity Portfolio (hereafter referred to as the "Fund") at September 30, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the period January 2, 2002 (commencement of operations) through September 30, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/S/PRICEWATERHOUSECOOPERS LLP
PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
November 18, 2002

                                 FUND MANAGEMENT

Information pertaining to the Trustees and officers of the trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 441-7762. Institutional and service share class investors should call (800) 441-7450.


------------------------------------------------------------------------------------------------------------------------------------
                                         TERM OF                                                  NUMBER OF
                                        OFFICE (3)                                               PORTFOLIOS
NAME, ADDRESS,           POSITION(S)   AND LENGTH               PRINCIPAL OCCUPATION(S)            IN FUND       OTHER DIRECTORSHIPS
    AGE                HELD WITH FUND    OF TIME                DURING PAST FIVE YEARS             COMPLEX          HELD BY TRUSTEE
                                         SERVED                                                   OVERSEEN
                                                                                                 BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Raymond J. Clark (1)   Trustee         Since 1996     Retired; Treasurer of Princeton                 43
c/o BlackRock Funds                                   University from 1987 to 2001; Trustee,
100 Bellevue Parkway                                  The Compass Capital Group of Funds from
Wilmington, DE 19809                                  1987 to 1996; Trustee, Chemical Bank,
Age: 67                                               New Jersey Advisory Board from 1994
                                                      until 1995; Chairman of Board of
                                                      Trustees, American Red Cross - Central
                                                      N.J. Chapter; Trustee, Medical Center of
                                                      Princeton; and Trustee, United
                                                      Way-Greater Mercer County from
                                                      1996-1997.
------------------------------------------------------------------------------------------------------------------------------------
Laurence D. Fink (2)   Trustee and     Since 2000     Director, Chairman and Chief Executive          43
BlackRock, Inc.        President                      Officer of BlackRock, Inc. since its
40 E. 52nd Street                                     formation in 1998 and of BlackRock,
New York, NY 10022                                    Inc.'s predecessor entities since 1988;
Age: 49                                               Chairman of the Management Committee and
                                                      Co-chair of the Investment Strategy
                                                      Group of BlackRock, Inc.; Treasurer
                                                      of BlackRock Funds from 2000 to 2002;
                                                      formerly, Managing Director of the First
                                                      Boston Corporation, Member of its
                                                      Management Committee, Co-head of its
                                                      Taxable Fixed Income Division and Head
                                                      of its Mortgage and Real Estate Products
                                                      Group; formerly, Chairman of the Board
                                                      and Director of BlackRock's closed-end
                                                      funds; Chairman of the Board and
                                                      Director of Anthracite Capital, Inc.;
                                                      Director of BlackRock's offshore funds
                                                      and alternative investment vehicles and
                                                      Chairman of the Board of Nomura
                                                      BlackRock Asset Management Co., Ltd.;
                                                      Director of the New York Stock Exchange;
                                                      Vice Chairman of the Board of Trustees
                                                      of Mount Sinai-New York University
                                                      Medical Center and Health System;
                                                      Co-Chairman of the Board of Trustees of
                                                      NYU Hospitals Center; and a Member of
                                                      the Board of Trustees of New York
                                                      University, NYU School of Medicine and
                                                      of Phoenix House.
------------------------------------------------------------------------------------------------------------------------------------
                                                                DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Honorable Stuart E. Eizenstat   Trustee         Since 2001   Partner, Covington & Burling           43
Covington & Burling                                          (law firm) (2001-Present);
1201 Pennsylvania Avenue, NW                                 Deputy Secretary of the
Washington, DC  20004                                        Treasury (1999-2001), Under
Age: 59                                                      Secretary of State for
                                                             Economic, Business and
                                                             Agricultural Affairs
                                                             (1997-1999), Under Secretary
                                                             of Commerce for International
                                                             Trade (1996-1997), Special
                                                             Representative of the
                                                             President and Secretary of
                                                             State on Holocaust Issues
                                                             (1995-2001), and U.S.
                                                             Ambassador to the European
                                                             Union, Department of State
                                                             (1993-1996), Government of
                                                             the United States of America;
                                                             Partner, Vice-Chairman and
                                                             Chairman of the Washington
                                                             Office, Powell, Goldstein,
                                                             Frazer & Murphy (1981-1993);
                                                             Director, Overseas Private
                                                             Investment Corporation
                                                             (1996-2001).
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hernandez        Trustee, Vice        Since 1996   Retired; Director of USX               43       Director and
c/o BlackRock Funds        Chairman and                      Corporation (a diversified                      Chairman of the
100 Bellevue Parkway       Chairman of                       company principally engaged                     Board, RTI
Wilmington, DE 19809       the                               in energy and steel                             International
Age: 58                    Nominating                        businesses) from 1991 to                        Metals, Inc.;
                           Committee                         2001, Vice Chairman and Chief                   Director, Eastman
                                                             Financial Officer from 1994                     Chemical Company.
                                                             to 2001; Executive Vice
                                                             President - Accounting and
                                                             Finance and Chief Financial
                                                             Officer from 1991 to 1994;
                                                             Director and Chairman of the
                                                             Executive Committee, ACE
                                                             Limited (insurance company).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  TERM OF                                        NUMBER OF
                                                 OFFICE (3)                                     PORTFOLIOS
NAME, ADDRESS,               POSITION(S)        AND LENGTH     PRINCIPAL OCCUPATION(S)            IN FUND       OTHER DIRECTORSHIPS
    AGE                    HELD WITH FUND         OF TIME      DURING PAST FIVE YEARS             COMPLEX          HELD BY TRUSTEE
                                                  SERVED                                         OVERSEEN
                                                                                                BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

Dr. Judith Rodin           Trustee              Since 2001   President, Professor of                43       Director, Aetna,
President                                                    Psychology (School of Arts                      Inc.; Director, AMR
University of Pennsylvania                                   and Sciences), and Professor                    Corporation;
Office of the President                                      of Medicine and Psychiatry                      Director, Electronic
100 College Hall                                             (School of Medicine),                           Data Systems
Philadelphia, PA 19104-6380                                  University of Pennsylvania                      Corporation.
Age: 58                                                      (1994-present); Provost
                                                             (1992-1994), Dean of Graduate
                                                             School of Arts and Sciences
                                                             (1991-1992), and Chair of
                                                             Psychology Department
                                                             (1989-1991), Yale University.
------------------------------------------------------------------------------------------------------------------------------------
David R. Wilmerding, Jr.   Trustee and          Since 1996   Chairman, Wilmerding &                 44 (4)
Rosemont Business Campus   Chairman of                       Associates, Inc. (investment
Building One, Suite 100    the Board                         advisers) since 1989;
919 Conestoga Road                                           Director, Beaver Management
Rosemont, PA 19010                                           Corporation (land management
Age: 67                                                      corporation); Managing
                                                             General Partner, Chestnut
                                                             Street Exchange Fund;
                                                             Director, Peoples First, The
                                                             Peoples Bank of Oxford;
                                                             Director Emeritus, The Mutual
                                                             Fire, Marine and Inland
                                                             Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
                                                    OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Paul Audet                 Treasurer            Since 2002   Managing Director and Chief
BlackRock, Inc.                                              Financial Officer of
40 E. 52nd Street                                            BlackRock, Inc. since 1998;
New York, NY 10022                                           Treasurer of BlackRock
Age: 49                                                      Provident Institutional
                                                             Funds since 2001; Senior
                                                             Vice President of PNC Bank
                                                             Corp. from 1991 to 1998.

------------------------------------------------------------------------------------------------------------------------------------
Anne Ackerley              Assistant            Since 2000   Managing Director, BlackRock
BlackRock, Inc.            Secretary                         Advisors, Inc. since May
40 E. 52nd Street                                            2000; First Vice President
New York, NY 10022                                           and Operating Officer,
Age: 40                                                      Mergers and Acquisitions
                                                             Group (1997-2000), First
                                                             Vice President and Operating
                                                             Officer, Public Finance
                                                             Group (1995-1997), and First
                                                             Vice President, Emerging
                                                             Markets Fixed Income
                                                             Research (1994-1995),
                                                             Merrill Lynch & Co.

------------------------------------------------------------------------------------------------------------------------------------
Ellen L. Corson            Assistant            Since 1998   Vice President and Director
PFPC Inc.                  Treasurer                         of Mutual Fund Accounting
103 Bellevue Parkway                                         and Administration, PFPC
Wilmington, DE 19809                                         Inc. since November 1997;
Age: 38                                                      Assistant Vice President,
                                                             PFPC Inc. from March 1997 to
                                                             November 1997; Senior
                                                             Accounting Officer, PFPC
                                                             Inc. from March 1993 to
                                                             March 1997.


------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan          Secretary            Since 1997   Director and Senior Counsel
BlackRock Advisors, Inc.                                     (since January 2001), and
100 Bellevue Parkway                                         Vice President and Senior
Wilmington, DE 19809                                         Counsel (1998-2000),
Age: 43                                                      BlackRock Advisors, Inc.;
                                                             Senior Counsel, PNC Bank
                                                             Corp. from May 1995 to April
                                                             1998; Associate, Stradley,
                                                             Ronon, Stevens & Young, LLP
                                                             from March 1990 to May 1995.

------------------------------------------------------------------------------------------------------------------------------------

*   William O. Albertini, a disinterested Trustee of the Fund since 1996, resigned from the board in November 2002.

(1) Mr. Clark may be deemed an interested person of the Fund due to certain family relationships with employees of PNC Bank.

(2) Mr. Fink is an interested person of the Fund due to his position at BlackRock, Inc.

(3) Each Trustee holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Trustees are elected and until his or her successor is elected and qualified and (2) such time as such Trustee resigns or his or her term as a Trustee is terminated in accordance with the Fund's code of regulations and Declaration of Trust. Each officer holds office for an indefinite term until he or she (1) is replaced by the Board of Trustees or (2) resigns.

(4) Includes 43 Portfolios of the Fund and one Portfolio of Chestnut Street Exchange Fund, which is managed by BlackRock Financial
    Management, Inc. and BlackRock Institutional Management Corporation.

INVESTMENT ADVISER                          CO-ADMINISTRATOR AND TRANSFER AGENT
BlackRock Advisors, Inc.                    PFPC Inc.
Wilmington, Delaware 19809                  Wilmington, Delaware 19809

CUSTODIAN                                   DISTRIBUTOR
PFPC Trust Co.                              BlackRock Distributors, Inc.
Philadelphia, Pennsylvania 19153            King of Prussia, Pennsylvania 19406

                                            CO-ADMINISTRATOR
                                            BlackRock Advisors, Inc.
                                            Wilmington, Delaware 19809

                                            COUNSEL
                                            Simpson Thacher & Bartlett
                                            New York, New York 10017

                                            INDEPENDENT ACCOUNTANTS
                                            PricewaterhouseCoopers LLP
                                            Philadelphia, Pennsylvania 19103



This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

The BlackRock Funds
103 Bellevue Parkway
Wilmington, DE 19809

--------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------